                                                  Filed pursuant to Rule 497 (e)
                                                under the Securities Act of 1933
                                       Registration Nos. 333-90324 and 811-21096

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          VARIABLE ANNUITY ACCOUNT NINE

                                Supplement to the
                 ALLIANCEBERNSTEIN OVATION PLUS VARIABLE ANNUITY
                              (O-3121-PRO (R 4/03)

            PROSPECTUS DATED MAY 1, 2003 AS REVISED OCTOBER 31, 2003

     This supplement replaces all previous supplements for this prospectus.

Insert on page 4, Glossary:
Latest Annuity Date - The first day of the calendar month following the Annuitant's 90th birthday or such earlier date as may be set by applicable law.

The following replaces the Fee Tables on page 7 of the prospectus:

================================================================================
                                   FEE TABLES
================================================================================

The following describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. If applicable, you may also be subject to state premium taxes.

Maximum Owner Transaction Expenses

Withdrawal Charges (as a percentage of each Purchase Payment)/1/       6.0%

Transfer Fee
No charge for first 12 transfers each contract year; thereafter, fee is $10 per transfer. (Transfers for DCA or asset rebalancing are not counted against your 12 free transfers.)

The following describes the fees and expenses that you may pay periodically during the time that you own the contract, not including the underlying portfolios fees and expenses which are outlined in the next section.

CONTRACT MAINTENANCE FEE ............................................. none

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted daily as a percentage of your average daily net asset value)
        Separate Account Annual Expenses ............................. 1.60%
        Optional Annual Ratchet Plan/2/ .............................. 0.10%
        Optional Equity Assurance Plan/2/
                  Ages 60+/3/ ........................................ 0.20%
        Optional Estate Benefit Payment .............................. 0.20%
        Optional Accidental Death Benefit ............................ 0.05%
                                                                       -----

        Total Separate Account Annual Expenses ....................... 2.15%
                                                                       =====

ADDITIONAL OPTIONAL FEATURE FEE
        You may elect the Capital Protector feature described below.

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Optional Capital Protector Fee/4/
Contract Year                       Annualized Charge
-------------                       -----------------
    0-7 .................................. 0.50%
    8-10 ................................. 0.15%
    11+ .................................. none

Footnotes to the Fee Table:

1. Withdrawal Charge Schedule (as a percentage of each Purchase Payment) declines over 7 years:

                                      Years
                                      -----

         1        2        3        4       5        6        7        8+
-------------------------------------------------------------------------
         6%       6%       5%       5%      4%       3%       2%       0%

2. The Enhanced Equity Assurance Plan includes both the Annual Ratchet Plan and the Equity Assurance Plan. The fee for the Enhanced Equity Assurance Plan up to age 59 at issue is 0.17% and age 60+ at issue is 0.30%.

3. If you are age 59 or younger at issue, the fee for the Equity Assurance Plan is 0.07%.

4. The Capital Protector feature is optional and if elected, the fee is calculated as a percentage of your Contract Value minus Purchase Payments received after the 90th day since you purchased your contract. The fee is deducted from your Contract Value at the end of the first contract quarter and quarterly thereafter.

The following shows the minimum and maximum total operating expenses charged by the underlying Portfolios of the Series Fund before any waivers or reimbursements that you may pay periodically during the time you own the contract. More detail concerning the Series Fund's fees and expenses is contained in the prospectus for the Series Fund. Please read the Series Fund prospectus carefully before investing.

                               PORTFOLIO EXPENSES

Total Annual Underlying Portfolio Expenses                                     Minimum    Maximum
------------------------------------------                                     -------    -------
(expenses that are deducted from underlying portfolios of the Series Fund,
including management fees, other expenses and 12b-1 fees if applicable)/1/      0.93%      2.47%

1. For individual expenses of each of the Variable Portfolios available in your contract, please refer to the Series Fund prospectus.

The following replaces the Examples listed under the section entitled MAXIMUM EXPENSE EXAMPLES on page 8 of the prospectus:

(1) If you surrender your contract at the end of the applicable time period and you elect the optional benefits at the maximum charges offered (Annual Ratchet Plan, 0.10%, Equity Assurance Plan, Ages 60+, 0.20% (or the Enhanced Equity Assurance Plan, which is the combination of the Annual Ratchet and Equity Assurance Plan, Ages 60+ at 0.30%); Estate Benefit Payment, 0.20%, Accidental Death Benefit, 0.05% and Capital Protector, 0.50% Years 0-7, 0.15% Years 8-10):

         1 YEAR            3 YEARS          5 YEARS           10 YEARS
         -------------------------------------------------------------
         $1,112            $2,033           $2,952            $4,993

(2) If you annuitize your contract:

         1 YEAR            3 YEARS          5 YEARS           10 YEARS
         -------------------------------------------------------------
         $409              $1,238           $2,083            $4,264

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(3) If you do not surrender your contract and you elect the optional benefits at the maximum charges offered (Annual Ratchet Plan, 0.10%, Equity Assurance Plan, Ages 60+, 0.20% (or the Enhanced Equity Assurance Plan, which is the combination of the Annual Ratchet and Equity Assurance Plan, Ages 60+ at 0.30%); Estate Benefit Payment, 0.20%, Accidental Death Benefit, 0.05% and Capital Protector, 0.50% Years 0-7, 0.15% Years 8-10):

         1 YEAR            3 YEARS          5 YEARS           10 YEARS
         -------------------------------------------------------------
         $512              $1,533           $2,552            $4,993

The following replaces the Examples located under the section entitled MINIMUM EXPENSE EXAMPLES on page 8 of the prospectus:

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

         1 YEAR            3 YEARS          5 YEARS           10 YEARS
         -------------------------------------------------------------
         $856              $1,288           $1,745            $2,866

(2) If you annuitize your contract:

         1 YEAR            3 YEARS          5 YEARS           10 YEARS
         -------------------------------------------------------------
         $256              $788             $1,345            $2,866

(3) If you do not surrender your contract and do not elect any optional benefits or features:

         1 YEAR            3 YEARS          5 YEARS           10 YEARS
         -------------------------------------------------------------
         $256              $788             $1,345            $2,866

The following should be added subsequent to the last sentence of Item 3 in the section entitled Explanation of Fee Table and Examples on page 9 of the prospectus:

The fee for the Capital Protector feature is not calculated as a percentage of your daily net asset value, but on other calculations more fully described in the prospectus.

The following should be added subsequent to the section entitled Allocation of Purchase Payments on page 11 and prior to the section entitled Right to Cancel on page 12 of the prospectus:

Capital Protector

The Capital Protector is an optional feature of your variable annuity. If you elect this feature, for which you will be charged an annualized fee, at the end of applicable waiting period your contract will be worth at least the amount of your initial Purchase Payment (less adjustments for withdrawals). The Capital Protector may offer protection in the event that your Contract Value declines due to unfavorable investment performance in your contract. The Capital Protector feature has rules and restrictions, which are discussed more fully, below.

       Election of the Feature
You may only elect this feature at the time your contract is issued, so long as the applicable waiting period prior to receiving the benefit ends before your latest Annuity Date. You can elect this feature at the time of your contract application. The effective date for this feature will be your contract issue date.

The Capital Protector feature may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. Please check with your financial advisor for availability.

       Applicable Waiting Period and Benefit Date
If you elect the Capital Protector, at the end of the applicable waiting period we will evaluate your contract to determine if a Capital Protector benefit is payable to you. The applicable waiting period is ten full contract years from your contract issue date. The last day in the waiting period is your benefit date, the date on which we will calculate any Capital Protector benefit payable to you.

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       Termination
Generally, this feature and its corresponding charge cannot be terminated prior to the end of the waiting period. The feature terminates automatically following the end of the waiting period. In addition, the Capital Protector will no longer be available and no benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the end of the waiting period.

       Calculation of the Benefit
The Capital Protector is a one-time adjustment to your Contract Value in the event that your Contract Value at the end of the waiting period is less than the guaranteed amount. The amount of the benefit payable to you, if any, at the end of the waiting period will be based upon the amount of your initial Purchase Payment and may also include certain portions of subsequent Purchase Payments contributed to your contract over specified periods of time, as follows:

                                 Percentage of Purchase Payments
Time Elapsed Since                       Included in the
Effective Date                Capital Protector Benefit Calculation
--------------                -------------------------------------
0-90 days                                      100%
91+ days                                         0%

THE CAPITAL PROTECTOR FEATURE MAY NOT GUARANTEE A RETURN OF ALL OF YOUR PURCHASE PAYMENTS. IF YOU PLAN TO ADD SUBSEQUENT PURCHASE PAYMENTS OVER THE LIFE OF YOUR CONTRACT, YOU SHOULD KNOW THAT THE CAPITAL PROTECTOR WOULD NOT PROTECT THE MAJORITY OF THOSE PAYMENTS.

The Capital Protector benefit calculation is equal to your Capital Protector Base, as defined below, minus your Contract Value on the benefit date. If the resulting amount is positive, you will receive a benefit under the feature. If the resulting amount is negative, you will not receive a benefit. Your Capital Protector Base is equal to (a) minus (b) where:

(a) is the Purchase Payments received on or after the effective date multiplied by the applicable percentages in the table above, and;

(b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the effective date, in an amount proportionate to the amount by which the withdrawal decreased the Contract Value at the time of the withdrawal.

We will allocate any benefit amount contributed to the Contract Value on the benefit date to the Money Market Portfolio. Any Capital Protector benefit paid is not considered a Purchase Payment for purposes of calculating other benefits. Benefits based on earnings, such as Estate Benefit Plan, will continue to define earnings as the difference between Contract Value and Purchase Payments adjusted for withdrawals. For information about how the benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.

SINCE THE CAPITAL PROTECTOR FEATURE MAY NOT GUARANTEE A RETURN OF ALL PURCHASE PAYMENTS AT THE END OF THE WAITING PERIOD, IT IS IMPORTANT TO REALIZE THAT SUBSEQUENT PURCHASE PAYMENTS MADE INTO THE CONTRACT MAY DECREASE THE VALUE OF THE CAPITAL PROTECTOR BENEFIT. For example, if near the end of the waiting period your Capital Protector Base is greater than your Contract Value, and you then make a subsequent Purchase Payment that causes your Contract Value to be larger than your Capital Protector Base on your benefit date, you will not receive any benefit even though you have paid for the Capital Protector feature throughout the waiting period. You should discuss subsequent Purchase Payments with your financial advisor as such activity may reduce the value of this Capital Protector benefit. Further, if you are using this contract to fund a qualified plan via salary reduction payments, you should consult your financial advisor before electing the Capital Protector feature.

       The Capital Protector Fee
Capital Protector is an optional feature. If elected, you will incur an additional charge for this feature. The annualized charge will be deducted from your Contract Value on a quarterly basis throughout the waiting period, beginning at the end of the first contract quarter following the effective date of the feature and up to and including on the benefit date. Once the feature is terminated, as discussed above, the charge will no longer be deducted. The annual fee is:

Contract Year                     Annualized Charge *
-------------                     -------------------
0-7 .................................... 0.50%
8-10 ................................... 0.15%
11+ ....................................  none

* As a percentage of your Contract Value minus Purchase Payments received after the 90th day since the purchase of your contract. The amount of this charge is subject to change at any time for prospectively issued contracts.

       Effect of Spousal Continuation on the Capital Protector Feature
If your qualified spouse chooses to continue this contract upon your death, this benefit cannot be terminated. The effective date, the waiting period and the corresponding benefit payment date will not change as a result of a spousal continuation. See Spousal Continuation in the prospectus.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE CAPITAL PROTECTOR FEATURE (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

The following should be added subsequent to the section entitled Transfer Fee located in the EXPENSES section and prior to the Optional Death Benefit Charges section on page 25 of the prospectus:

Optional Capital Protector Fee

The fee for the Capital Protector feature is as follows:

Contract Year                     Annualized Charge
-------------                     -----------------
0-7 .................................... 0.50%
8-10 ................................... 0.15%
11+ ....................................  none

The fee is calculated as a percentage of your Contract Value minus Purchase Payments received after the 90th day since you purchased your contract. The fee is deducted at the end of the first contract quarter and quarterly thereafter from your Contract Value.

Date: February 17, 2004

                Please keep this Supplement with your Prospectus.